Condensed Financial Information of Registrant Prudential plc - Profit and Loss Accounts (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other charges:
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1]	$ 2,419	$ 2,287	$ 3,557
Tax (charge) credit on profit on ordinary activities		(234)	(334)	(676)
Profit (loss) for the year		2,118	783	4,019
Items that will not be reclassified to profit or loss
Actuarial (losses) gains recognised in respect of the defined benefit pension scheme			(108)	26
Related tax			19	(5)
Prudential plc
Profit and Loss Accounts
Investment income, including dividends received from subsidiary undertakings		539	9,707	2,143
Investment expenses and charges		(320)	(515)	(549)
Gain on revaluation of M&G plc			3,649
Other charges:
Corporate expenditure		(266)	(713)	(346)
Foreign currency exchange (losses) gains		(19)	(18)	7
Profit before tax (being tax attributable to shareholders' and policyholders' returns)		(66)	12,110	1,255
Tax (charge) credit on profit on ordinary activities		(19)	145	135
Profit (loss) for the year		(85)	12,255	1,390
Items that may be reclassified subsequently to profit or loss
Exchange movements arising during the year			393	(428)
Items that will not be reclassified to profit or loss
Actuarial (losses) gains recognised in respect of the defined benefit pension scheme			(91)	25
Related tax			16	(4)
Other comprehensive income for the period, net of related tax			318	(407)
Total comprehensive (loss) income for the year		$ (85)	$ 12,573	$ 983

[1]	This measure is the formal profit before tax measure under IFRS Standards. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.